Basis of Preparation (Details) $ in Millions	1 Months Ended	6 Months Ended
	Oct. 21, 2022 USD ($)	Jun. 30, 2022 CHF (SFr)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CHF (SFr)
Basis of Preparation (Details) [Line Items]
Intangible asset (in Francs) | SFr		SFr 15,851,501		SFr 14,314,877
Agreement description		The Company believes its cash of CHF 372,647 at June 30, 2022, together with revenues from Bentrio product sales, the receipt of grants, proceeds from the issuance of Common Shares under the A.G.P. Sales Agreement and the 2020 Commitment Purchase Agreement of USD 2.2 million up to the reporting date as well as from further issuances under the A.G.P. Sales Agreement and the 2022 Commitment Purchase Agreement, and the USD 2.2 million upfront payment it expects to receive under the Share Purchase Agreement and Option Agreement, dated October 19, 2022 and amended on November 23, 2022 (as discussed below), will fund the Company’s projected operations through the fourth quarter of 2022. We expect that our funding requirements for operations and financial obligations until the end of 2023 will amount to CHF 22.0 to 25.0 million and to CHF 17.0 to 20 million if the convertible loan provided by FiveT will be converted into Common Shares.	The Company believes its cash of CHF 372,647 at June 30, 2022, together with revenues from Bentrio product sales, the receipt of grants, proceeds from the issuance of Common Shares under the A.G.P. Sales Agreement and the 2020 Commitment Purchase Agreement of USD 2.2 million up to the reporting date as well as from further issuances under the A.G.P. Sales Agreement and the 2022 Commitment Purchase Agreement, and the USD 2.2 million upfront payment it expects to receive under the Share Purchase Agreement and Option Agreement, dated October 19, 2022 and amended on November 23, 2022 (as discussed below), will fund the Company’s projected operations through the fourth quarter of 2022. We expect that our funding requirements for operations and financial obligations until the end of 2023 will amount to CHF 22.0 to 25.0 million and to CHF 17.0 to 20 million if the convertible loan provided by FiveT will be converted into Common Shares.
Sale percentage of share capital	90.00%
Cash consideration	$ 1.0
Total, cash consideration	2.0
Additional Subsidiaries upfront payment	25.0
Upfront payment increasing per month amount	$ 1.0
Unconverted outstanding loan amount		SFr 4,701,906	$ 25.0
Option to purchase percentage		90.00%	90.00%
Capitalized development costs (in Francs) | SFr		SFr 12,000,000
Bottom of range [member]
Basis of Preparation (Details) [Line Items]
Not yet received initial amount			$ 2.0
Top of range [member]
Basis of Preparation (Details) [Line Items]
Not yet received initial amount			$ 2.2